Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 17, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 17, 2020
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
PFI Prospectus | Government & High Quality Bond Fund [Member]
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated July 17, 2020
to the Statutory Prospectus dated March 1, 2020
(as previously supplemented)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR GOVERNMENT & HIGH QUALITY BOND FUND
Strategy [Heading]	rr_StrategyHeading	Delete the second paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Barclays Fixed-Rate MBS Index, which as of December 31, 2019 was 3.21 years. The Fund is not managed to a particular maturity.